Schedule I—Condensed Financial Information of the Company (Details) - Schedule of Statements of Cash Flows - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Statements of Cash Flows [Line Items]
Net loss	¥ (289,670)	$ (39,860)	¥ (43,577)	¥ (60,667)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	284,592	39,161	41,791	59,282
Compensation expenses associated with stock options
Other non-cash adjustments	6	1
Changes in operating assets and liabilities:
Other receivables	(401)	(55)	(731)	(78)
Other payables and accrued expense	163	23	(218)	8
Net cash generated from operating activities	(5,310)	(730)	(2,735)	(1,455)
Cash flows from investing activities:
Capital contribution to a subsidiary			(6,952)
Net cash used in investing activities			(6,952)
Cash flows from financing activities:
Proceeds on exercise of stock options	44,968	6,188
Payment for purchase of non-controlling interests	(20,623)	(2,838)
Payment for repurchase of ordinary shares	(10,028)	(1,380)
Net cash used in financing activities	14,317	1,970
Net (decrease) increase in cash and cash equivalents, and restricted cash	9,007	1,240	(9,687)	(1,455)
Cash and cash equivalents and restricted cash at beginning of year	2,605	358	11,732	12,770
Cash and cash equivalents and restricted cash at the end of the year	11,792	1,623	2,605	11,732
Effect of exchange rate changes on cash and cash equivalents	¥ 180	$ 25	¥ 560	¥ 417